3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Property and equipment estimated useful life
Years
Office equipment	3
Manufacturing, lab and other equipment	5
Furniture and fixtures	7

Net Loss Per Share
	March 31,
	2018	2017
Restricted stock units	32,000	34,000
Options to purchase common stock	1,393,000	899,000
Warrants to purchase common stock	1,375,000	1,344,000
	2,800,000	2,277,000